Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income from continuing operations	$ 288,777	$ 90,318
Items not involving cash:
Depletion and depreciation	191,019	175,516
Accretion expense	7,827	5,921
Income taxes	111,398	51,416
Interest expense, net	4,677	17,561
Share-based payments, net of cash settlements	23,757	8,012
Reversal of impairment of mineral properties, plant and equipment	(52,745)
Inventory net realizable value adjustments	(16,651)	4,693
Write-off of mineral properties	5,038
Unrealized foreign exchange gains	(5,857)	(1,157)
Investment gains	(3,364)	(9,716)
Other	(1,596)	488
Changes in working capital	(15)	(57,035)
Cash provided by operating activities	552,265	286,017
Income taxes paid	(101,269)	(38,953)
Interest paid	(9,504)	(15,052)
Interest received	13,874	3,684
Net cash provided by operating activities - continuing operations	455,366	235,696
Net cash provided by operating activities - discontinued operations	11,984	129,981
INVESTING ACTIVITIES
Investments in equity securities	(6,110)
Additions to mineral properties and property, plant and equipment	(178,004)	(161,080)
Purchases of investments	(18,804)	(35,857)
Proceeds from sale of marketable securities and investment maturities	22,839	45,573
Receipts (deposits) on long-term assets	3,497	(1,769)
Other investing activities	14,768	(472)
Cash used in investing activities - continuing operations	(161,814)	(153,605)
Cash provided by (used in) investing activities - discontinued operations	71,680	(40,835)
FINANCING ACTIVITIES
Repurchase of common shares	(10,267)	(34,128)
Payments of lease obligations	(24,374)	(15,773)
Dividend payment to non-controlling interests	(12,978)
Cash used in financing activities - continuing operations	(47,726)	(60,501)
Cash used in financing activities - discontinued operations	(12,879)	(5,634)
Effect of exchange rate changes on cash and cash equivalents	6,046	(1,922)
Increase in cash and cash equivalents during the year - continuing operations	251,872	19,668
Increase in cash and cash equivalents during the year - discontinued operations	70,785	83,512
Cash and cash equivalents, beginning of the year	231,328	128,148
Cash and cash equivalents, end of the year	553,985	231,328
2019 Convertible Debentures
FINANCING ACTIVITIES
Repayment of credit facility		(9,649)
Credit Facility
FINANCING ACTIVITIES
Convertible notes issued		68,000
Repayment of credit facility		(233,000)
Cost of financing - Convertible Notes	$ (107)	(1,963)
Convertible notes 2024
FINANCING ACTIVITIES
Convertible notes issued		172,500
Cost of financing - Convertible Notes		$ (6,488)